Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Performing USD ($)	Mar. 31, 2014 Performing INR	Mar. 31, 2013 Performing INR	Mar. 31, 2014 Wholesale loans USD ($)	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2014 Wholesale loans Pass USD ($)	Mar. 31, 2014 Wholesale loans Pass INR	Mar. 31, 2013 Wholesale loans Pass INR	Mar. 31, 2014 Wholesale loans Labeled USD ($)	Mar. 31, 2014 Wholesale loans Labeled INR	Mar. 31, 2013 Wholesale loans Labeled INR	Mar. 31, 2014 Wholesale loans Impaired USD ($)	Mar. 31, 2014 Wholesale loans Impaired INR	Mar. 31, 2013 Wholesale loans Impaired INR	Mar. 31, 2014 Retail Loans USD ($)	Mar. 31, 2014 Retail Loans INR	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2014 Retail Loans Impaired INR	Mar. 31, 2013 Retail Loans Impaired INR	Mar. 31, 2014 Retail Loans Performing INR	Mar. 31, 2013 Retail Loans Performing INR	Mar. 31, 2014 Retail Loans Auto loans USD ($)	Mar. 31, 2014 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Auto loans Impaired INR	Mar. 31, 2013 Retail Loans Auto loans Impaired INR	Mar. 31, 2014 Retail Loans Auto loans Performing INR	Mar. 31, 2013 Retail Loans Auto loans Performing INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2014 Retail Loans Retail Business Banking USD ($)	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2013 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Retail Business Banking Impaired INR	Mar. 31, 2013 Retail Loans Retail Business Banking Impaired INR	Mar. 31, 2014 Retail Loans Retail Business Banking Performing INR	Mar. 31, 2013 Retail Loans Retail Business Banking Performing INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2014 Retail Loans Housing loans USD ($)	Mar. 31, 2014 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Housing loans Impaired INR	Mar. 31, 2013 Retail Loans Housing loans Impaired INR	Mar. 31, 2014 Retail Loans Housing loans Performing INR	Mar. 31, 2013 Retail Loans Housing loans Performing INR	Mar. 31, 2014 Retail Loans Other retail USD ($)	Mar. 31, 2014 Retail Loans Other retail INR	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2014 Retail Loans Other retail Impaired INR	Mar. 31, 2013 Retail Loans Other retail Impaired INR	Mar. 31, 2014 Retail Loans Other retail Performing INR	Mar. 31, 2013 Retail Loans Other retail Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 53,804.4	3,228,261.3	2,538,245.8	$ 53,309.6	3,198,574.8	2,517,113.7	$ 17,332.1	1,039,923.6	808,742.1	$ 17,164.7	1,029,884.6	800,423.7	$ 21.4	1,280.8	1,765.4	$ 146.0	8,758.2	6,553.0	$ 36,472.3	2,188,337.7	1,729,503.7	20,928.3	14,579.1	2,167,409.4	1,714,924.6	$ 6,796.9	407,811.6	365,974.3	1,845.2	1,238.7	405,966.4	364,735.6	$ 5,789.9	347,393.8	289,691.1	1,984.4	1,550.6	345,409.4	288,140.5	$ 8,657.9	519,472.2	399,623.1	7,104.6	5,790.1	512,367.6	393,833.0	$ 4,672.9	280,372.2	274,074.4	6,207.8	3,657.9	274,164.4	270,416.5	$ 3,219.7	193,180.5	168,048.6	205.8	268.0	192,974.7	167,780.6	$ 7,335.0	440,107.4	232,092.2	3,580.5	2,073.8	436,526.9	230,018.4